SEGMENT AND GEOGRAPHIC INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT AND GEOGRAPHIC INFORMATION:
Schedule of geographic data

	2012	2011	2010
Net product sales:
United States	$499,660	$487,185	$471,714
Foreign	46,325	41,184	45,435
	$545,985	$528,369	$517,149
Long-lived assets:
United States	$161,504	$170,173	$172,087
Foreign	39,786	41,989	43,405
	$201,290	$212,162	$215,492